COMMITMENTS (Details Narrative)	12 Months Ended
Dec. 31, 2019 USD ($)
COMMITMENTS
Percentage of decline in the purchased contracts monthly recurring revenue	3.00%
Gain in contingent consideration	$ 30,757
Extinguishment of debt	$ 30,757